INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 4,616,212	$ 4,185,527	$ 3,599,930
Decrease (increase) in inventories of finished goods and work in progress	33,361	11,880	33,890
Provision for inventory obsolescence	110,731	77,370
Inventory write-down	$ 3,614	$ 4,865	$ 993